Real Estate and Other Assets Acquired in Settlement of Loans (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate [Abstract]
Net charge-offs against allowance for loan losses	$ 335,000	$ 800,000